Remuneration System for the Management Board and Employees of the Group - Summary of Management Board Remuneration (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dr Simon Moroney [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Simon Moroney [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Jens Holstein [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2013 convertible bonds program [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2013 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2014 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2015 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2016 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2017 long-term incentive plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2018 long-term incentive program [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | 2017 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years
Dr Malte Peters [member] | April 2018 stock option plan [member]
Disclosure of key management personnel compensation [line items]
Vesting Period	4 years	4 years